Consolidated Statements of Changes in Equity (Parenthetical) (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Dividends per share	$ 1.36	$ 1.36	$ 1.34
Tax effect on financial instruments marked to market	$ 1,188	$ 8,028	$ (12,896)
Tax effect on pension liability adjustment	(582)	967	(36,557)
Tax effect on convertible debt discount	29,532
Tax effect on call options	(32,293)
Tax effect on cumulative translation adjustment	(1,910)	1,385	(5,140)
Additional Paid in Capital
Tax effect on convertible debt discount	29,532
Tax effect on call options	(32,293)
Retained Earnings
Dividends per share	$ 1.36	$ 1.36	$ 1.34
Accumulated Other Comprehensive Income (loss)
Tax effect on financial instruments marked to market	1,188	8,028	(12,896)
Tax effect on pension liability adjustment	(582)	967	(36,557)
Tax effect on cumulative translation adjustment	(1,910)	1,385	(5,140)
Noncontrolling Interest
Tax effect on cumulative translation adjustment	(1,910)	1,385	(5,140)
Comprehensive Income (loss)
Tax effect on financial instruments marked to market	1,188	8,028	(12,896)
Tax effect on pension liability adjustment	(582)	967	(36,557)
Tax effect on cumulative translation adjustment	$ (1,910)	$ 1,385	$ (5,140)